Information  contained herein is subject to  completion
or  amendment.   A registration statement  relating  to
these securities has been filed with the Securities and
Exchange Commission.  These securities may not be  sold
nor may offers to buy be accepted prior to the time the
registration   statement   becomes   effective.    This
prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Subject to completion, dated April 7, 1997

                Dated February __, 1997



              AMquest MATRIX FUNDS, INC.

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                    1-800-908-9979



      AMquest MATRIX FUNDS, INC. (the "Corporation") is
an   open-end,   diversified,   management   investment
company,  commonly referred to as a mutual  fund.   The
Corporation is currently comprised of three diversified
series  or  portfolios, including  the  AMquest  Matrix
Income  Fund  (the "Income Fund"), the  AMquest  Matrix
Total  Return Fund (the "Total Return Fund"),  and  the
AMquest   Matrix   Growth  Fund  (the  "Growth   Fund")
(hereinafter collectively referred to as the "Funds").

      The Income Fund's investment objective is to seek
current  income.  The Income Fund seeks to achieve  its
investment  objective  by  investing  primarily  in   a
diversified portfolio of investment grade fixed  income
securities.    The   Total  Return  Fund's   investment
objective  is  to  seek long-term  capital  growth  and
income.   The  Total Return Fund seeks to  achieve  its
investment  objective primarily through investments  in
equity securities and through investments in investment
grade  fixed  income  securities.   The  Growth  Fund's
investment  objective  is  to  seek  long-term  capital
growth.    The   Growth  Fund  seeks  to  achieve   its
investment objective by investing in a diversified portfolio of equity securities consisting primarily of common stocks.

      This  Prospectus contains information you  should
consider before you invest in one or more of the Funds.
Please  read  it  carefully  and  keep  it  for  future
reference.  A Statement of Additional Information  (the
"SAI") for the Funds, dated February __, 1997, contains
further information, is incorporated by reference  into
this Prospectus, and has been filed with the Securities
and  Exchange Commission (the "SEC").  The  SAI,  which
may  be revised from time to time, is available without
charge  upon  request  to  the above-noted  address  or
telephone number.
     ____________________

       THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR
DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION
OR   ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR   ANY   STATE
SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR
ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

             TABLE OF CONTENTS
                                               Page No.

EXPENSES                                                        3

HIGHLIGHTS                                                      4

INVESTMENT OBJECTIVES AND POLICIES                              5

IMPLEMENTATION OF POLICIES AND RISKS                            6

FUNDAMENTAL INVESTMENT RESTRICTIONS                            12

FUND ORGANIZATION AND MANAGEMENT                               13

DETERMINATION OF NET ASSET VALUE                               15

HOW TO PURCHASE SHARES                                         16

HOW TO REDEEM SHARES                                           19

EXCHANGE PRIVILEGE                                             20

DISTRIBUTION PLAN                                              21

INDIVIDUAL RETIREMENT ACCOUNTS                                 22

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      22

FUND PERFORMANCE                                               23

APPENDIX - RATINGS                                            A-1


       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                   EXPENSES

      The following information is provided in order to help you understand the various costs and expenses that you, as an investor in one or more of the Funds, will bear directly or indirectly.

          Shareholder Transaction Expenses(1)

  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)                 4.50%(2)
  Maximum Sales Load Imposed on Reinvested Dividends    NONE
  Deferred Sales Load Imposed on Redemptions            NONE
  Redemption Fees                                       NONE
  Exchange Fees                                             NONE(1)

            Annual Fund Operating Expenses
           (after waivers or reimbursements)
        (as a percentage of average net assets)

                                          Fund
                   Income    Total Return   Growth

Management Fees     0.75%        1.00%       1.00%
Rule 12b-1 Fees(3),(4)           0.25        0.25 0.25
Other Expenses(5)   1.75         1.50        1.50
Total Operating Expenses(5)      2.75        2.75 2.75

____________

(1)In  addition to the shareholder transaction expenses
   listed  below, shareholders who choose  to  purchase
   and/or  redeem shares by wire may be charged  a  $10
   service  fee.  See "How to Purchase Shares - Initial
   Investment  -  Minimum $1,000," and "How  to  Redeem
   Shares  -  Written  Redemption."   With  respect  to
   exchange  requests  received  via  telephone,  a  $5
   service fee per request will be charged.

(2)The  sales  load  illustrated is  the  maximum  rate
   applicable  to  purchases of Fund  shares.   Certain
   investors are exempt from having to pay this sales load, and reduced sales loads are available under certain plans, as described more fully under "How to Purchase Shares - Purchases at Net Asset Value" and "- Reduced Sales Charge Plans."

(3)See "Distribution Plan" for detailed information relating to the Rule 12b-1 distribution plan (the
   "Plan").

(4)Consistent   with   the  National   Association   of
   Securities Dealers, Inc.'s (the "NASD") rules, it is possible that the Rule 12b-1 fees could cause long-term investors of a Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

(5)Until  the earlier of the end of the first 12 months
   of  operations  or  the date upon which  the  Funds'
   aggregate  average  net assets exceed  $30  million,
   the  Funds'  investment adviser,  AMquest  Advisers,
   Inc.  (the  "Adviser"),  has  agreed  to  waive  its
   management   fee   and/or  reimburse   each   Fund's
   respective   operating  expenses   to   the   extent
   necessary  to ensure that no Fund's Total  Operating
   Expenses  exceed  2.75%  of its  average  daily  net
   assets.   "Other Expenses" have been  estimated  for
   the  current  fiscal year since the  Funds  did  not
   begin  operations until February __, 1997,  and  are
   presented  net  of  reimbursements.   Absent   these
   reimbursements,  Other Expenses and Total  Operating
   Expenses  for the Income, Total Return,  and  Growth
   Funds  are  estimated to be 1.76% and  2.76%;  1.68%
   and  2.93%; and 1.68% and 2.93%, respectively.   For
   additional   information   concerning    fees    and
   expenses,  see "Fund Organization and  Management  -
   Management."

                        Example

      You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

       Fund               1 Year      3 Years

       Income              $72          $126
       Total Return        $72          $126
       Growth              $72          $126

      The  Example  is  based  on  each  Fund's  "Total
Operating  Expenses" described in the table above.   In
addition,  the  4.50%  maximum sales  load  imposed  on
purchases is reflected in the Example.  The amounts  in
the   Example  may  increase  absent  the  waivers   or
reimbursements.   PLEASE  REMEMBER  THAT  THE   EXAMPLE
SHOULD  NOT BE CONSIDERED AS REPRESENTATIVE OF PAST  OR
FUTURE  EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER
OR  LOWER  THAN  THOSE SHOWN.  The  assumption  in  the
Example   of   a  5%  annual  return  is  required   by
regulations of the SEC applicable to all mutual  funds.
The  assumed  5% annual return is not a prediction  of,
and   does  not  represent,  the  projected  or  actual
performance of a Fund's shares.


                      HIGHLIGHTS

What are the investment objectives and policies of each of the Funds?

      Each Fund has different investment objectives and
policies.   The  Income Fund seeks to  provide  current
income consistent with its quality and other standards.
The  Total  Return  Fund  seeks  to  provide  long-term
capital  growth and income (i.e., total  return).   The
Growth  Fund seeks to provide long-term capital growth.
The investment policies of each Fund are described under "Investment Objectives and Policies."

What types of securities and investment techniques may be used by the Funds?

      Each  Fund  invests in equity  and  fixed  income
securities  and,  subject to certain  limitations,  may
invest  in  foreign securities and engage in derivative
transactions, including options, futures and options on
futures  transactions.  Each Fund may invest in reverse
repurchase   agreements,  when-issued  securities   and
illiquid securities.  In addition, each Fund may invest
in  small to medium-sized companies, some of which  may
be   unseasoned.    These  investment   practices   and
techniques involve risks that are different in some respects from those associated with similar funds that do not use them. See "Implementation of Policies and Risks."

What are the potential risks of investing in the Funds?

      The  Funds  are suitable for long-term  investors
only  and  are not designed as a short-term investment.
The  share  price of each Fund is expected to fluctuate
and  may, at redemption, be worth more or less than the
initial  purchase price.  Investors in any one  of  the
Funds  may  be  exposed, to a greater or lesser  extent
depending on the Fund and the allocation of Fund assets
among  investments,  to  market risks  associated  with
investments  in  equity  and fixed  income  securities.
Market risks associated with equity investments include
the  possibility  that  stock prices  in  general  will
decline over short or even extended periods.  This risk
is  in  addition  to the risks inherent  in  individual
stock  selections.  Market risks associated with  fixed
income  investments include the possibility  that  bond
prices  in  general  will decline when  interest  rates
increase.   While  fixed  income  securities   normally
fluctuate  less in price than stocks, there  have  been
extended  periods of increases in interest  rates  that
have   caused  significant  declines  in  fixed  income
securities   prices.   In  addition  to  market   risks
associated with fixed income investments, individual issues of fixed income securities may be subject to credit risk of the issuer. See "Implementation of Policies and Risks," for more information.

Who will be managing my investment?

      The  Funds are managed by AMquest Advisers,  Inc.
(the  "Adviser"),  which supervises the  management  of
each  Fund's  portfolio by the subadviser,  Tocqueville
Asset   Management   L.P.   (the   "Subadviser"),   and
administers  the Corporation's business  affairs.   See
"Fund Organization and Management - Management."

What are the procedures for purchasing and redeeming shares?

     Shares of each Fund are offered at net asset value per share plus a maximum initial sales charge of 4.50% of the offering price. Certain exceptions apply to the payment of the initial sales load and reduced sales charge plans are available. See "How to Purchase
Shares" for more details. In addition, the Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940
Act"), which authorizes each Fund to pay a distribution fee of up to 0.25% per annum of its average daily net assets. The actual dollar amount of distribution fees paid in current and future years will depend on the amount of a Fund's assets that become subject to such fees. See "Distribution Plan."

      The  minimum initial investment required by  each
Fund  is $1,000.  The minimum subsequent investment  is
$500.   The  minimum initial investment  for  investors
using  the  Automatic Investment Plan  is  $50.   These
minimums may be changed or waived at any time by the Funds. See "How to Purchase Shares."

      Shares may be redeemed using either written or telephone redemption procedures at net asset value per share without the payment of any redemption charges.
See "How to Redeem Shares."

What is the policy regarding dividends and other distributions?

       The   policy  of  each  Fund  is  to  distribute
substantially all net realized capital gains  annually.
Also,  it  is  the  policy of the Income  Fund  to  pay
monthly  dividends,  the  Total  Return  Fund  to   pay
quarterly dividends and the Growth Fund to pay annual dividends from net investment income. See "Dividends, Capital Gains Distributions and Tax Treatment."

Who should I contact if I have questions?

      Questions regarding the Funds may be directed to the address and telephone number on the front page of this Prospectus.


          INVESTMENT OBJECTIVES AND POLICIES

      The descriptions that follow are designed to help
you  choose  the  Fund that best fits  your  investment
objective.   You  may  want to  pursue  more  than  one
objective  by investing in more than one of the  Funds.
The  investment  objective of each  Fund  is  discussed
below   in   connection  with  the  Fund's   investment
policies.  Because of the risks inherent in investments
in  equity and fixed income securities, there can be no
assurance   that  a  Fund  will  meet  its   investment
objective  or that shares in a Fund will be worth  more
than  the  original  purchase  price.   The  investment
objectives  presented below may not be changed  without
shareholder  approval.   Other investment  restrictions
which  may not be changed without shareholder  approval
are   discussed  below  under  "Fundamental  Investment
Restrictions" and in the SAI.

Income Fund

      The Income Fund's investment objective is to seek
current  income.  The Income Fund seeks to achieve  its
investment  objective  by  investing  primarily  in   a
diversified portfolio of investment grade fixed income securities.

     The Income Fund is designed for investors who want
to  pursue  higher  income than  short-term  securities
generally  provide and who are willing  to  accept  the
fluctuation  in principal associated with  intermediate
to  longer-term  fixed  income securities.   While  the
Income Fund has no specific limitations on the maturity
of  its  fixed income securities investments,  it  will
generally   focus   on  intermediate   to   longer-term
investments.   Under  normal  market  conditions,   the
Income Fund will invest at least 65% of its total assets in investment grade fixed income securities. The balance of the Fund, up to 35% of its total assets, may be invested in a diversified portfolio of common stock and other equity securities.

Total Return Fund

     The Total Return Fund's investment objective is to
seek  long-term capital growth and income.   The  Total
Return Fund seeks to achieve its investment objective primarily through investments in equity securities and through investments in investment grade fixed income securities.

      The  Total Return Fund is designed for  investors
seeking  long-term capital appreciation with a moderate
level   of   current  income,  who  can  tolerate   the
fluctuations in portfolio value and other risks that accompany equity investments. The level of current income generated by the Total Return Fund is expected to vary from time to time based on the composition of the Fund's assets. Under normal market conditions, the Total Return Fund will invest at least 55% of its total assets in common stocks and other equity securities.
While the Total Return Fund will focus on dividend paying common stocks and other equity securities, the Fund may invest in non-dividend paying stocks that offer the potential for capital growth. In addition to equity securities, the Total Return Fund may invest in investment grade fixed income securities.

Growth Fund

      The Growth Fund's investment objective is to seek long-term capital growth. The Growth Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities consisting primarily of common stocks.

      The Growth Fund is designed for investors seeking
long-term  capital appreciation, who can  tolerate  the
fluctuations  in portfolio value and other  risks  that
accompany investments in common stocks and other equity-
type  securities.  The Growth Fund will invest at least
70%  of  its  total  assets, and  under  normal  market
conditions  expects  to be fully  invested,  in  equity
securities consisting primarily of common stocks.   The
Growth  Fund  will seek to invest in equity  securities
that   demonstrate  or  are  expected  to   demonstrate
accelerating   earnings  momentum.    Such   securities
provide the best opportunity to achieve the Fund's objective of long-term capital growth. In addition, the Growth Fund may invest up to 30% of its total assets in investment grade fixed income securities.


         IMPLEMENTATION OF POLICIES AND RISKS

      In addition to the general investment policies described above concerning each Fund, the securities and investment techniques which may be used by the Funds are described below. Some of these securities and investment techniques involve special risks, which are described below and in the Funds' SAI.

Common Stocks and Other Equity Securities

       Each Fund may invest a portion of its assets  in
common  stocks  and other equity securities,  including
securities  convertible  or  exchangeable  into  common
stock  and  warrants.  Common stocks and  other  equity
securities  generally  increase or  decrease  in  value
based  on  the  earnings of a company  and  on  general
industry and market conditions.  A Fund that invests  a
significant amount of its assets in common  stocks  and
other   equity  securities  is  likely  to  have   more
fluctuations in share price than a Fund that invests a significant portion of its assets in fixed income securities.

Fixed Income Securities

     Fixed Income Securities in General.  Each Fund may
invest  a  portion of its assets in a wide  variety  of
fixed income securities, including debt securities  and
non-convertible preferred stocks.  Debt securities  are
obligations  of  the issuer to pay interest  and  repay
principal.   Preferred stocks have rights senior  to  a
company's common stock, but junior to a company's creditors and, if held by a Fund as a fixed income security, will generally pay a dividend.

      The  value of fixed income securities is affected
by changes in market interest rates.  If interest rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in a Fund with significant
investments  in fixed income securities are  likely  to
fluctuate in a similar manner.  In general, the  longer
the  remaining maturity of a fixed income security, the
greater  its  fluctuations in value based  on  interest
rate  changes.    Longer-term fixed  income  securities
generally pay a higher interest rate. The Funds invest in fixed income securities of varying maturities.

      The value of fixed income securities may also  be
affected  by  changes  in the  credit  quality  of  the
issuer.   Lower-rated fixed income securities generally
pay  a  higher interest rate.  Although the Funds  only
invest  in investment grade debt securities, the  value
of  these  securities may decrease due  to  changes  in
ratings  over  time.   However,  the  Subadviser   will
monitor each Fund's investments in debt securities to ensure that no Fund will at any time have 5% or more of its net assets invested in non-investment grade debt securities (also referred to as "junk bonds").

      Types  of  Fixed  Income Securities.   The  fixed
income   securities  in  which  the  Funds  may  invest
include:

               Corporate  debt  securities,  including
          bonds, debentures and notes;

              U.S. government securities;

              Mortgage and asset-backed securities;

                Foreign   debt   obligations   (either
          directly or through depository receipts);

              Preferred stocks;

              Convertible securities;

               Commercial  paper  (including  variable
          amount master demand notes);

               Bank  obligations, such as certificates
          of  deposit,  banker's acceptances  and  time
          deposits  of  domestic  and  foreign   banks,
          domestic   savings  association   and   their
          subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal
          Deposit Insurance Corporation); and

              Repurchase agreements.

      Ratings.   The  Funds will limit  investments  in
fixed income securities to those that are rated at  the
time  of  purchase as investment grade  by  a  national
rating  organization, such as S&P or  Moody's,  or,  if
unrated, are determined to be of equivalent quality  by
the   Subadviser.    Investment  grade   fixed   income
securities include:

              U.S. government securities;

               Bonds or bank obligations rated in  one
          of the four highest categories (BBB or higher by S&P);

              Short-term notes rated in one of the two highest categories (SP-2 or higher by S&P);

               Commercial  paper  or  short-term  bank
          obligations rated in one of the three highest categories (A-3 or higher by S&P); and

                 Repurchase    agreements    involving
          investment grade fixed income securities.

Investment grade fixed income securities are  generally
believed  to  have  a  lower  degree  of  credit  risk.
However, certain investment grade securities with lower
ratings  are  considered  medium  quality  and  may  be
subject  to greater credit risk than the highest  rated
securities.    If  a  security's  rating  falls   below
investment  grade, the Subadviser will  determine  what
action,  if  any, should be taken to ensure  compliance
with  a Fund's investment objective and to ensure  that
no  Fund  will at any time have 5% or more of  its  net
assets   invested   in   non-investment   grade    debt
securities.     Additional    information    concerning
securities ratings is contained in the Appendix to the Prospectus and in the SAI.

     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

      Mortgage- and Asset-Backed Securities.  Mortgage-
backed securities represent mortgage loans or interests
in  such  loans secured by real property,  and  include
single-  and  multi-class pass-through  securities  and
collateralized  mortgage obligations.   Mortgage-backed
securities are characterized by monthly payments to the
holder of the security, reflecting the monthly payments
made  by  the  borrowers  who received  the  underlying
mortgage  loans.  The payments to the holders of  these
securities (such as a Fund), like the payments  on  the
underlying   loans,   represent  both   principal   and
interest.   Although the underlying mortgage loans  are
for  specified periods of time, such as 15 or 30 years,
the  borrowers can and may pay them off sooner.   Thus,
the  holders  of  these securities  frequently  receive
prepayments of principal, in addition to the  principal
which  is  part  of  the regular  monthly  payment.   A
borrower  is  more  likely to prepay a  mortgage  which
bears a relatively high interest rate.  This means that
in  times of declining interest rates, some of a Fund's
higher yielding securities might be converted to  cash,
and  the  Fund will be forced to accept lower  interest
rates  when  that  cash is used to purchase  additional
securities.   The  increased likelihood  of  prepayment
when  interest rates decline also limits  market  price
appreciation of mortgage-backed securities.  If a  Fund
buys mortgage-related securities at a premium, mortgage
foreclosures or mortgage prepayments may  result  in  a
loss  to  the  Fund of up to the amount of the  premium
paid  since  only  timely  payment  of  principal   and
interest is guaranteed.

       Asset-backed   securities  have  characteristics
similar  to  mortgage-backed securities.  However,  the
underlying assets are not first-lien mortgage loans  or
interests in these loans, but are assets such as  motor
vehicle  installment sales contracts, other installment
loan  contracts, home equity loans, leases  of  various
types  of property and receivables from credit card  or
other   revolving  credit  arrangements.   Similar   to
mortgage-backed securities, asset-backed securities are
subject  to  prepayment, which may reduce  the  overall
return  to  holders (such as a Fund) of  the  security.
Asset-backed  securities may also  be  subject  to  the
risks  relating to the underlying assets, which may  be
subject  to  the  risk of non-payment, depreciation  or
damage   to   the   underlying  collateral   (such   as
automobiles)  or  certain other factors.   Asset-backed
securities may be supported by non-governmental credit enhancements.

      The  Funds  may invest in stripped  mortgage-  or
asset-backed   securities,  which   receive   differing
proportions of the interest and principal payments from
the  underlying  assets.   The  market  value  of  such
securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are investment grade.

      Variable and Floating Rate Securities.  Each Fund
may  invest in variable, floating and inverse  floating
rate  debt  obligations.  Variable  and  floating  rate
securities  provide for a periodic  adjustment  of  the
interest   rate   paid   on  the  obligations.    These
obligations  must  provide  that  interest  rates   are
adjusted  periodically based on  a  specified  interest
rate adjustment index.  The adjustment intervals may be
regular  (ranging  from daily to annually)  or  may  be
based  on certain events (such as a change in the prime
rate). The interest rate on a floating rate security is
a variable rate which is tied to another interest rate,
such as a money-market index or U.S. Treasury bill rate
and  resets  periodically, typically every six  months.
While  floating rate securities provide a Fund  with  a
certain  degree of protection against rises in interest
rates  because of the interest rate reset feature,  the
Fund  will be subject to any decline in interest  rates
as  well.   The  interest rate on  an  inverse  floater
resets  in the opposite direction from the market  rate
of  interest  to which the inverse floater is  indexed.
An  inverse floating rate security may exhibit  greater
price  volatility  than  a  fixed  rate  obligation  of
similar   credit   quality.   See  "Implementation   of
Policies   and   Risks  -  Mortgage-  and  Asset-Backed
Securities" for a discussion of interest only and principal only securities.

      Repurchase Agreements.  Each Fund may enter  into
repurchase  agreements with certain banks and  non-bank
dealers.   In  a repurchase agreement, a  Fund  buys  a
security  at  one price and at the time  of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven  days).  The repurchase agreement determines  the
yield during the purchaser's holding period, while  the
seller's  obligation to repurchase is  secured  by  the
value  of  the underlying security.  A Fund  may  enter
into repurchase agreements with respect to any security
in  which  it may invest.  Repurchase agreements  could
involve  certain  risks in the event of  a  default  or
insolvency   of  the  other  party  to  the  agreement,
including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

       Temporary   Defensive   Positions.    When   the
Subadviser   (or   Adviser)  determines   that   market
conditions warrant a temporary defensive position, each Fund may invest without limitation in cash and money market instruments.

Foreign Securities and Currencies

      Each Fund may invest up to 10% of its total assets, directly or indirectly, in foreign securities.
Foreign investments involve special risks, including:

               Expropriation,  confiscatory  taxation,
          and   withholding  taxes  on   dividends   or
          interest;

               Less  extensive regulation  of  foreign
          brokers, securities markets, and issuers;

               Less publicly available information and
          different accounting standards;

               Costs  incurred in conversions  between
          currencies, possible delays in settlement  in
          foreign  securities markets,  limitations  on
          the  use  or  transfer of  assets  (including
          suspension   of  the  ability   to   transfer
          currency   from   a   given   country),   and
          difficulty of enforcing obligations in other countries; and

              Diplomatic developments and political or social instability.

       Foreign   economies  may  differ  favorably   or
unfavorably from the U.S. economy in various  respects,
including  growth of gross domestic product,  inflation
rate,   currency  depreciation,  capital  reinvestment,
resource   self-sufficiency  and  balance  of  payments
positions.  Many foreign securities may be less  liquid
and  their  prices more volatile than  comparable  U.S.
securities.   Although the Funds generally invest  only
in  securities that are regularly traded on  recognized
exchanges or in over-the-counter markets, from time  to
time  foreign securities may be difficult to  liquidate
rapidly  without adverse price effects.  Certain  costs
attributable  to  foreign investing,  such  as  custody
charges  and brokerage costs, may be higher than  those
attributable to domestic investment.  The  value  of  a
Fund's  assets  denominated in foreign currencies  will
increase or decrease in response to fluctuations in the
value of those foreign
currencies relative to the  U.S.
dollar.   Currency exchange rates can  be  volatile  at
times  in response to supply and demand in the currency
exchange  markets, international balances of  payments,
governmental  intervention,  speculation,   and   other
political and economic conditions.

      Each Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions.
See  "Implementation of Policies and Risks - Derivative
Instruments."

Small and Medium Capitalization Companies

      The  Funds may invest in common stocks and  other
equity securities, including equity securities of small
and  medium capitalization companies.  While small  and
medium  capitalization  companies  have  potential  for
significant capital appreciation, the equity securities
of  these  companies also involves greater  risks  than
larger,  more established companies.  Small and  medium
capitalization   companies  may  lack  the   management
experience,      financial      resources,      product
diversification  and  competitive  strength  of  larger
companies  and the market for their securities  may  be
smaller  and  subject to greater price volatility.   To
the  extent a Fund has significant investments  in  the
equity  securities of these companies, a  Fund's  share
price  may  be subject to greater fluctuations  than  a
Fund   that   invests  in  larger,   more   established
companies.

Derivative Instruments

      Derivative instruments may be used in  connection
with   the   management  of  the  Funds'   investments.
Derivative  instruments  are securities  or  agreements
whose   value  is  derived  from  the  value  of   some
underlying asset, for example, securities, currencies, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions.

         Derivatives    generally    have    investment
characteristics  that  are based  upon  either  forward
contracts  (under which one party is obligated  to  buy
and  the other party is obligated to sell an underlying
asset  at  a  specific price on a  specified  date)  or
option  contracts (under which the holder of the option
has the right but not the obligation to buy or sell  an
underlying  asset at a specified price on or  before  a
specified date).  Consequently, the change in value  of
a   forward-based  derivative  generally   is   roughly
proportional  to the change in value of the  underlying
asset.   In  contrast,  the buyer  of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
seller  of  an  option-based derivative generally  will
receive  fees or premiums but generally is  exposed  to
losses  due  to changes in the value of the  underlying
asset.  Derivative transactions may include elements of
leverage and, accordingly, the fluctuation of the value
of  the  derivative  transaction  in  relation  to  the
underlying  asset  may be magnified.   In  addition  to
options, futures, and options on futures transactions, derivative transactions may include swaps, in which the two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor." Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

      Derivative instruments may be exchange-traded  or
traded in over-the-counter transactions between private
parties.  Over-the-counter transactions are subject  to
the  credit  risk of the counterparty to the instrument
and  are  less liquid than exchange-traded  derivatives
since  they often can only be closed out with the other
party  to  the  transaction.   When  required  by   SEC
guidelines,  a  Fund will set aside permissible  liquid
assets   or  securities  positions  that  substantially
correlate  to  the market movements of  the  derivative
transactions  in  a segregated account  to  secure  its
obligations under derivative transactions.  In order to
maintain   its   required  cover   for   a   derivative
transaction,   a  Fund  may  need  to  sell   portfolio
securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

     The successful use of derivative transactions by a
Fund  is  dependent  upon the Subadviser's  ability  to
correctly  anticipate trends in the  underlying  asset.
To  the  extent  that a Fund is engaging in  derivative
transactions   other   than  for  traditional   hedging
purposes,   the   Fund's   successful   use   of   such
transactions  is  more dependent upon the  Subadviser's
ability  to  correctly anticipate  such  trends,  since
losses in these transactions may not be offset by gains
in the Fund's portfolio or in lower purchase prices for
assets   it   intends  to  acquire.   The  Subadviser's
prediction of trends in underlying assets may prove  to
be inaccurate, which could result in substantial losses
to  a  Fund.  Hedging transactions are also subject  to
risks.    If  the  Subadviser  incorrectly  anticipates
trends  in  the underlying asset, a Fund may  be  in  a
worse  position  than if no hedging had  occurred.   In
addition, there may be imperfect correlation between a Fund's derivative transactions and the instruments being hedged.

Illiquid Securities

      Each  Fund may invest up to 10% of its net assets
in   illiquid  securities.   Illiquid  securities   may
include    restricted   securities   (securities    the
disposition  of which is restricted under  the  federal
securities laws), securities which may only  be  resold
pursuant to Rule 144A under the Securities Act of 1933,
as   amended   (the   "Securities   Act"),   repurchase
agreements with maturities in excess of seven days, and
other  securities  that  are  not  readily  marketable.
Risks associated with restricted securities include the
potential  obligation  to  pay  all  or  part  of   the
registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time a Fund may be permitted to sell under an effective registration statement or otherwise.
If, during such a period, adverse conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. The
Board of Directors, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Subadviser currently makes liquidity determinations.

When-Issued Securities

       Each  Fund  may  invest  without  limitation  in
securities  purchased  on  a  when-issued  or   delayed
delivery  basis  ("When-Issued Securities").   Although
the   payment   and  terms  of  these  securities   are
established at the time the purchaser enters  into  the
commitment, these securities may be delivered and  paid
for  at  a  future  date,  generally  within  45  days.
Purchasing When-Issued Securities allows a Fund to lock
in  a fixed price on a security it intends to purchase.
A   Fund   will  segregate  and  maintain  cash,   cash
equivalents, U.S. government securities, or other  high
quality,  liquid debt securities in an amount at  least
equal to the amount of outstanding commitments for When-
Issued   Securities  at  all  times.   Such  securities
involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Reverse Repurchase Agreements

       Each  Fund  may  engage  in  reverse  repurchase
agreements   to  facilitate  portfolio   liquidity   (a
practice  common  in the mutual fund industry)  or  for
arbitrage   transactions.   In  a  reverse   repurchase
agreement, a Fund would sell a security and enter  into
an  agreement to repurchase the security at a specified
future  date  and price.  A Fund generally retains  the
right  to  interest  and  principal  payments  on   the
security.   Since  a Fund receives cash  upon  entering
into   a  reverse  repurchase  agreement,  it  may   be
considered   a   borrowing.   When  required   by   SEC
guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

      The reverse repurchase agreements entered into by
a  Fund may be used as arbitrage transactions in  which
the  Fund  will  maintain  an  offsetting  position  in
investment   grade  debt  obligations   or   repurchase
agreements that mature on or before the settlement date
of the related reverse repurchase agreement.  Since the
Fund  will  receive  interest  on  the  securities   or
repurchase   agreements  in  which   it   invests   the
transaction proceeds, the transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

      The  risks associated with entering into  reverse
repurchase agreements include the risk that  the  buyer
of  the  securities sold by a Fund might be  unable  to
deliver them when the Fund seeks to repurchase.  In the
event   the   buyer  of  securities  under  a   reverse
repurchase  agreement files for bankruptcy  or  becomes
insolvent,  such buyer or its trustee or  receiver  may
receive  an  extension of time to determine whether  to
enforce   a   Fund's  obligation  to   repurchase   the
securities  and the Fund's use of the proceeds  of  the
reverse   repurchase  agreement  may   effectively   be
restricted  pending such decision.   Such  transactions
also involve the risk that the market value of the securities a Fund is obligated to repurchase under the reverse repurchase agreement may decline below the repurchase price. Finally, such transactions involve the risk that changes in the value of a Fund's portfolio securities may amplify changes in the Fund's net asset value per share and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so.

Portfolio Turnover

      Under normal market conditions, the anticipated portfolio turnover rate for each Fund is expected to be approximately 50% to 75%. A portfolio turnover rate of 100% would occur, for example, if all of the securities held by a Fund were replaced within one year. In the event a Fund has a portfolio turnover rate of 100% or more in any year, it would result in the payment by the Fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.


                 FUNDAMENTAL INVESTMENT RESTRICTIONS

      Each  Fund  has  adopted a number of  fundamental
investment  restrictions,  which  may  not  be  changed
without  approval  by  the  Fund's  shareholders.   The
Funds' other investment policies may be changed by  the
Board  of Directors without shareholder approval.   The
following   is  a  summary  of  some  of   the   Funds'
fundamental investment restrictions:

               Diversification:  Each  Fund  may  not,
          with  respect  to  75% of its  total  assets,
          purchase the securities of any issuer (except
          U.S.  government securities) if more than  5%
          of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

               Limitation on Borrowing:  Each Fund may
          not borrow money except from banks or through
          permissible    investment    techniques    or
          transactions  in an amount not to  exceed  33
          1/3% of the Fund's total assets. (The Funds currently limit borrowings, through a non-fundamental investment policy, to reverse repurchase agreements.)

               Limitation on Senior Securities:   Each
          Fund will not issue senior securities, except as permitted under the 1940 Act.

               Limitation  on Industry  Concentration:
          Each Fund will not invest more than 25% of its total assets in companies in the same industry.

       These   fundamental   investment   restrictions,
together with all of the Funds' fundamental investment restrictions and non-fundamental investment policies, are described in greater detail in the Funds' SAI.


                   FUND ORGANIZATION AND MANAGEMENT

Management

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its  business  and  affairs.   The  Board  of
Directors  also oversees duties required by  applicable
state  and federal
law.  The Corporation, on behalf  of
the  Funds,  has  entered into an  investment  advisory
agreement  with AMquest Advisers, Inc. (the  "Adviser")
pursuant to which the Adviser supervises the management
of each of the Fund's investments and business affairs,
subject  to the supervision of the Corporation's  Board
of  Directors  (the  "Investment Advisory  Agreement").
The  Adviser  is  a  start-up entity with  no  previous
experience providing investment advisory services to  a
mutual fund.  The Adviser, however, has entered into  a
subadvisory  agreement  (the  "Subadvisory  Agreement")
with    Tocqueville   Asset   Management   L.P.    (the
"Subadviser") pursuant to which the Subadviser  manages
each   of  the  Fund's  investments,  subject  to   the
Adviser's  supervision.  The Subadviser has  previously
acted  as  an investment adviser to mutual funds.   The
Adviser provides office space for the Corporation and pays the salaries, fees and expenses of all the Corporation's officers and directors who are interested persons of the Adviser.

     Adviser.  The Adviser, a Delaware corporation, was
founded  in  1996 and is located at 4901 NW  17th  Way,
Suite 407, Fort Lauderdale, Florida 33309.  The Adviser
is  a  wholly-owned subsidiary of AMquest International
Ltd.,   a   Nevada  corporation,  which  is  indirectly
controlled  by David Morgenstern.  Under the Investment
Advisory Agreement, the Corporation, on behalf  of  the
Funds,  compensates  the  Adviser  for  its  management
services  at  the annual rate of 0.75%  of  the  Income
Fund's  average daily net assets, and 1.00% of each  of
the  Total  Return and Growth Fund's average daily  net
assets.   The  advisory fee is accrued daily  and  paid
monthly.  Until the earlier of the end of the first  12
months  of operation or the date upon which the  Funds'
aggregate  average net assets exceed $30  million,  the
Adviser  has agreed to waive its management fee  and/or
reimburse   Fund  operating  expenses  to  the   extent
necessary to ensure that no Fund's total operating expenses exceed 2.75% of its average daily net assets.
After such time, the Adviser has agreed to waive its management fee and/or reimburse Fund operating expenses to the extent required by law and, if no such waiver and/or reimbursement is required by law, the Adviser may from time to time voluntarily (but is not required or obligated to) waive all or a portion of its fee and/or reimburse all or a portion of Fund operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for a Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.

        Subadviser   and   Portfolio   Managers.    The
Subadviser, a Delaware limited partnership, was founded
in  1990 and is located at 1675 Broadway, New York, New
York   10019.    Francois  D.   Sicart   controls   the
Subadviser.   Under  the  Subadvisory  Agreement,   the
Adviser  compensates the Subadviser for its  investment
advisory  services at the annual rate of 0.40%  of  the
Income  Fund's average daily net assets, and  0.50%  of
each  of  the  Total Return and Growth  Fund's  average
daily net assets.  The subadvisory fee is accrued daily
and  paid  monthly.  The Subadviser provides continuous
advice   and  recommendations  concerning  each  Fund's
investments  and  is responsible for selecting  broker-
dealers  to  execute  the portfolio  transactions.   In
executing  such transactions, the Subadviser  seeks  to
obtain  the  best  net  results  for  the  Funds.   The
Subadviser provides investment advice to other mutual funds, as well as private accounts.

      The following individuals serve as portfolio managers for the Funds:

                      INCOME FUND

      Christopher P. Culp.  Mr. Culp has served as  the
portfolio   manager  of  the  Income  Fund  since   its
inception  in  1997.  In addition, Mr. Culp  co-manages
the Tocqueville Government Fund, which is a mutual fund
advised  by  the  Subadviser.   Prior  to  joining  the
Subadviser in 1995, Mr. Culp served as a Vice President of Belle Haven Investments L.P., a registered broker-dealer, from 1994 to 1995; an independent financial consultant from 1993 to 1994; a bond trader with Swiss
Bank Corp. from 1991 to 1994; and a bond trader with Carroll McIntee, which is a subsidiary of HSBC Corp., from 1990 to 1991. Mr. Culp earned his MBA in Finance from Tulane University in 1974 and his BA in Philosophy from the University of North Carolina-Chapel Hill in 1971.

                   TOTAL RETURN FUND
                      GROWTH FUND

      Robert  W.  Kleinschmidt.  Mr.  Kleinschmidt  has
served  as  the portfolio manager of the  Total  Return
Fund  and the Growth Fund since inception of the  Funds
in  1997.  In addition, Mr. Kleinschmidt co-manages the
Tocqueville  Fund and the Tocqueville Government  Fund,
both   of  which  are  mutual  funds  advised  by   the
Subadviser. Since 1991, Mr. Kleinschmidt has served as the President of Tocqueville Management Corporation, the general partner of the

Subadviser.  From 1978 until
1991, Mr. Kleinschmidt held various executive positions with David J. Greene & Co., an investment management firm. Mr. Kleinschmidt earned his MA in Economics from the University of Massachusetts-Amherst in 1973 and his BBA in Accounting from the University of Wisconsin in 1971.

Custodian and Transfer Agent

      Firstar  Trust Company ("Firstar"),  Mutual  Fund
Services,  Third  Floor,  615  East  Michigan   Street,
Milwaukee,  Wisconsin 53202 acts as custodian  of  each
Fund's   assets  (the  "Custodian")  and  as  dividend-
disbursing  and  transfer  agent  for  the  Funds  (the
"Transfer Agent").

Administrator

      Pursuant to an Administration Agreement and an Accounting Servicing Agreement, Firstar also performs accounting and certain compliance and tax reporting functions for the Corporation. For these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Funds' aggregate average net assets:

                     Administrative Services Fees

     First $200 million of average net assets           0.06%*
     Next $300 million of average net assets            0.05%
     Average net assets in excess  of $500 million      0.03%
     _____________________________
     * Subject to a minimum fee of $30,000 per Fund.

                       Accounting Services Fees

                                                                Total Return
                                              Income Fund             &
                                                                 Growth Funds

  First $40 million of average net assets       $25,000       $22,000 (per Fund)
  Next $200 million of average net assets       0.02%         0.01%
  Average net assets in excess of $240 million  0.01%         0.005%


Distributor

      Sun  Consolidated Securities, Inc., 4901 NW  17th
Way, Suite 405, Fort Lauderdale, Florida 33309, acts as distributor of Fund shares (the "Distributor").

Portfolio Transactions

      The  Distributor  and/or  Tocqueville  Securities
L.P.,  an  affiliated broker-dealer of  the  Subadviser
("Tocqueville  Securities"), may serve as  brokers  for
transactions executed on behalf of the Funds;  however,
in  order for the Distributor or Tocqueville Securities
to  effect any portfolio transactions for the Funds  on
an   exchange,   the   commissions,   fees   or   other
remuneration received by the Distributor or Tocqueville
Securities must be reasonable and fair compared to  the
commissions, fees or other remuneration paid  to  other
brokers  in  connection  with  comparable  transactions
involving similar securities being purchased or sold on
any  exchange during a comparable period of time.  This
standard   allows   the  Distributor  and   Tocqueville
Securities  to  receive no more than  the  remuneration
that   would   be  expected  to  be  received   by   an
unaffiliated broker in a commensurate arm's-length transaction.

Organization

      Each  Fund  is a series of common  stock  of  the
Corporation,  a  Maryland corporation  incorporated  on
July  19,  1996 that is authorized to issue  shares  of
common  stock,  and series and classes  thereof.   Each
share  of common stock of each Fund is entitled to  one
vote.  In addition, each share of common stock of  each
Fund  is  entitled to participate equally in  dividends
and  capital gains distributions by the respective Fund
and  in  the residual assets of the respective Fund  in
the  event of liquidation.  Certificates will be issued
for  shares held in your account only upon your written
request.   You  will,  however, have  full  shareholder
rights   whether  or  not  you  request   certificates.
Generally, the Funds will not hold annual shareholders'
meetings  unless  required by  the  1940  Act.   As  of
February __, 1997, AMquest International Ltd., of which the Adviser is a wholly-owned subsidiary, owned a controlling interest in each of the Funds.

Fund Expenses

      Each  Fund  is responsible for its own  expenses,
including:    interest   charges;   taxes;    brokerage
commissions;  organizational  expenses;   expenses   of
registering  or  qualifying shares for  sale  with  the
states and the SEC; expenses of issue, sale, repurchase
or  redemption  of  shares; expenses  of  printing  and
distributing  prospectuses  to  existing  shareholders;
charges   of   custodians;  expenses  for   accounting,
administrative,  audit, and legal  services;  fees  for
directors  who  are  not  interested  persons  of   the
Adviser;  expenses of fidelity bond coverage and  other
insurance;  expenses of indemnification;  extraordinary
expenses;   and  costs  of  shareholder  and   director
meetings.


           DETERMINATION OF NET ASSET VALUE

      The net asset value per share is determined as of
the  close  of  trading (currently  4:00  p.m.  Eastern
Standard  Time) on each day the New York Stock Exchange
("NYSE")   is  open  for  business.   Purchase   orders
received or shares tendered for redemption on a day the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on  that day.  Applications for purchase of shares  and
requests  for redemption of shares received  after  the
close  of trading on the NYSE will be valued as of  the
close  of trading on the next day the NYSE is open.   A
Fund's  net asset value may not be calculated  on  days
during  which the Fund receives no orders  to  purchase
shares and no shares are tendered for redemption.   Net
asset value is calculated by taking the fair value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share.

      In  determining  net  asset value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid  and  asked prices.   Other  exchange
traded  securities (generally foreign securities)  will
be  valued  based  on  market  quotations.   Securities
quoted  in  foreign  currency will be  valued  in  U.S.
dollars at the foreign currency exchange rates that are
prevailing  at the time the daily net asset  value  per
share  is  determined.   Fixed  income  securities  are
valued  by  a pricing service that utilizes  electronic
data  processing  techniques to  determine  values  for
normal  institutional-sized  trading  units  of   fixed
income  securities without regard to sale or bid prices
when  such  values  are  believed  to  more  accurately
reflect  the  fair  market value  of  such  securities;
otherwise,  actual sale or bid prices  are  used.   Any
securities  or other assets for which market quotations
are  not readily available are valued at fair value  as
determined  in good faith by the Board of Directors  of
the   Corporation.   Fixed  income  securities   having
remaining  maturities of 60 days or less when purchased
are  generally  valued  by the amortized  cost  method.
Under this method of valuation, a security is initially
valued   at   its  acquisition  cost  and,  thereafter,
amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

               HOW TO PURCHASE SHARES

      Shares of the Funds may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with the Distributor, in its capacity as principal underwriter of shares of the Funds, or through the Distributor directly. Firstar, the Funds' Transfer Agent, may also accept purchase applications.

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings and loan, or credit union.  The minimum initial
investment in a Fund is $1,000.  Subsequent investments
of  at least $500 may be made by mail or by wire.   For
investors  using  the  Automatic  Investment  Plan,  as
described below, the minimum investment is $50.   These
minimums can be changed by the Corporation at any time.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

      If  you purchase shares of a Fund by check or the
Automatic Investment Plan and request the redemption of
such   shares  within  fifteen  days  of  the   initial
purchase, the redemption will not be effective, and the redemption proceeds will not be forwarded to you, until the Corporation is reasonably satisfied that your check or purchase order has cleared. This is a security precaution only and does not affect your investment.

Offering Price

      Shares of the Funds are sold on a continual basis
at  the  next  offering price (the  "Offering  Price"),
which is the sum of the net asset value per share (next
computed  following receipt of an order in proper  form
by  a dealer, the Distributor or the Transfer Agent, as
the  case  may  be) and the sales charge as  set  forth
below.   Net  asset value per share is calculated  once
daily  as of the close of trading (currently 4:00 p.m.,
Eastern  Standard Time) on each day the NYSE  is  open.
See  "Determination  of Net Asset  Value."   The  sales
charge imposed on purchases of Fund shares is as follows:

(CAPTION>

                                               Total Sales Charge
                                     --------------------------------------
Amount of Sale at Offering Price      As a Percentage     As a Percentage
                                     of Offering Price   of Net Asset Value   Portion of Total
                                       of the Shares       of the Shares       Offering Price
                                         Purchased           Purchased       Retained by Dealers
Less than $50,000                          4.50%               4.71%                4.00%
$50,000 but less than $100,000             4.00%               4.17%                3.50%
$100,000 but less than $250,000            3.25%               3.36%                3.00%
$250,000 but less than $500,000            2.50%               2.56%                2.25%
$500,000 but less than $1,000,000          2.00%               2.04%                1.75%
$1,000,000 or more                         0.00%               0.00%                  N/A
____________


*At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act.

      Investors described under "Purchases at Net Asset
Value," below, may purchase shares of the Funds without
the  imposition  of a sales charge.   In  addition,  no
sales   charge  is  imposed  on  the  reinvestment   of
dividends  or  capital gains, or on  exchanges  between
Funds.   See also "Reduced Sales Charge Plans,"  below,
for  information  on  how to reduce  the  sales  charge
payable   upon   the  purchase  of  Fund   shares.    A
confirmation indicating the details of each purchase transaction will be sent to you promptly following such transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order and payment to the Transfer Agent.

Purchases at Net Asset Value

      Fund shares may be purchased at net asset value without the imposition of a sales charge by any of the following:

                certain  retirement  plans,  including
          profit-sharing,    pension,    401(k)     and
          simplified employee pension plans, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Distributor
          (currently, those criteria require that the employer establishing the plan have 25 or more eligible employees or that the amount invested total at least $1 million);

                directors,  officers,  and   full-time
          employees  of  the Corporation, the  Adviser,
          the    Subadviser,   the   Distributor,   and
          affiliates of such companies, and by spouses and minor children of such persons;

                registered  securities   brokers   and
          dealers   which  have  entered   into   sales
          agreements  with the Distributor,  for  their
          investment   accounts  only,  and  registered
          personnel  and  employees of such  securities
          brokers  and  dealers, and their spouses  and
          minor   children,  in  accordance  with   the
          internal  policies  and  procedures  of   the
          employing securities dealer;

                members  of  a  "qualified  investment
          program"  (a qualified investment program  is
          one  which (i) has been in existence for more
          than  6 months, (ii) has a purpose other than
          acquiring  shares of a Fund  at  a  discount,
          (iii)  has  an agreement with the Distributor
          pursuant   to  which  investments   will   be
          submitted   in   single  bulk  orders,   (iv)
          reinvests    all    dividends    and    other
          distributions by the Funds in additional shares, (v) makes its members available for group meetings with representatives of the Distributor, and (vi) agrees to include sales and other material related to the Funds in its mailings to members at reduced or no cost to the Distributor).

     Please call 1-800-908-9979 for more information on purchases at net asset value.

Reduced Sales Charge Plans

      Rights of Accumulation.  Pursuant to the Right of
Accumulation   offered  by  the  Funds   (the   "ROA"),
investors are permitted to purchase shares of one or more of the Funds at the sales charge applicable to the sum of (a) the dollar amount then being purchased and
(b) the higher of (i) the current value (calculated at the applicable Offering Price) or (ii) the actual purchase price, of all Fund shares already held by the investor, his or her spouse, and their minor children.
To receive the ROA, at the time of purchase, you must give your securities dealer, the Distributor, or the Transfer Agent, as applicable, sufficient information to determine whether the purchase will qualify for the reduced sales charge.

       Letters   of  Intent.   An  investor  may   also
immediately qualify for a reduced sales charge  on  the
purchase  of  shares of one or more  of  the  Funds  by
completing  the  Letter  of  Intent  section   of   the
shareholder application (the "LOI").  By completing the
LOI,  an  investor  expresses an  intention  to  invest
during  the  next  13-month period a  specified  amount
(minimum  of  at least $50,000) which, if made  at  one
time,  would  qualify for a reduced sales charge.   The
sales  charge applicable to that aggregate amount  then
becomes  the  applicable sales charge on all  purchases
made concurrently with the execution of the LOI and  in
the  13  months following the execution.  Sales  charge
reductions  based on purchases in more  than  one  Fund
will  be  effective  only  after  notification  to  the
Distributor  or  Transfer  Agent  that  the  investment
qualifies for a discount.  Any redemptions made by  the
investor  during the 13-month period will be subtracted
from  the  amount  of  the purchases  for  purposes  of
determining  whether the terms of  the  LOI  have  been
completed.   If,  at  the end of  the  13-month  period
covered by the LOI, the total amount of purchases (less
redemptions)  does not equal the amount indicated,  the
investor will be required to pay the difference between
the sales charge paid at the reduced rate and the sales
charge  applicable  to  the  purchases  actually  made.
Shares  having  a  value equal  to  5%  of  the  amount
specified in the LOI will be held in escrow during  the
13-month   period  and  are  subject   to   involuntary
redemption to assure any necessary payment of a higher applicable sales charge. For more information on the LOI, please call 1-800-908-9979.

Initial Investment - Minimum $1,000

      You  may  purchase Fund shares by completing  the
enclosed shareholder application and mailing it  and  a
check  or money order payable to "AMquest Matrix Funds,
Inc." to your securities dealer, the Distributor or the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment  is  $1,000.   If  mailing  to  the
Distributor  or  Transfer Agent,  please  send  to  the
following  address:  Firstar Trust  Company,  P.O.  Box
701,  Milwaukee, Wisconsin  53201-0701.   In  addition,
overnight mail should be sent to the following address:
AMquest  Matrix  Funds,  Inc., Firstar  Trust  Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street, Milwaukee, Wisconsin 53202.

      If  the  securities  dealer you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the Offering Price.   Such
dealers   may  also  charge  a  transaction   fee,   as
determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

      If your check does not clear, you will be charged
a  $20  service fee.  You will also be responsible  for
any  losses  suffered by the Corporation as  a  result.
Neither  cash nor third-party checks will be  accepted.
All applications to purchase Fund shares are subject to
acceptance by the Corporation and are not binding until
so  accepted.   The Corporation reserves the  right  to
decline or accept a purchase order application in whole or in part.

      You  may also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:       Firstar Bank
                    ABA Number 075000022

          Credit:        Firstar Trust Company
                    Account 112-952-137

           Further  Credit:     AMquest  Matrix  Funds,
Inc.
                    (shareholder account number)
                         (shareholder      name/account
registration)

      Please call 1-800-908-9979 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. A $10 service fee will be charged for purchases by wire. The
Corporation is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Automatic Investment Plan - Minimum $50

      The Automatic Investment Plan ("AIP") allows  you
to  make regular, systematic investments in one or more
of  the  Funds from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $50.   To  establish  the  AIP,  complete  the
appropriate  section  in  the  shareholder  application
attached    to   this   Prospectus.    Under    certain
circumstances  (such  as  discontinuation  of  the  AIP
before a Fund's minimum initial investment is reached),
the   Corporation  reserves  the  right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Corporation will give the investor written  notice  and
60  days  in  which to reinstate the AIP  or  otherwise
reach  the  minimum  initial  investment.   You  should
consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Corporation has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

      Under the AIP, you may choose to make investments
on  certain  days  of each month (at least  seven  days
apart)  from your financial institution in  amounts  of
$50 or more.  There is no service fee for participating
in  the  AIP.   However, a service fee of $20  will  be
deducted  from your Fund account for any  AIP  purchase
that  does not clear due to insufficient funds  or,  if
prior  to  notifying the Corporation in writing  or  by
telephone of your intention to terminate the plan,  you
close  your  bank  account or  in  any  manner  prevent
withdrawal of funds from the designated checking or NOW
account.   You  can set up the AIP with  any  financial
institution that is a member of the Automated  Clearing
House.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $500

      Additions to your account may be made by mail  or
by  wire.   Any subsequent investment must  be  for  at
least  $500.   When  making an additional  purchase  by
mail, enclose a check payable to "AMquest Matrix Funds,
Inc."  and  the Additional Investment Form provided  on
the  lower portion of your account statement.  To  make
an  additional purchase by wire, please call 1-800-908-
9979  for  complete wiring instructions.  You may  also
make  additional  purchases by telephone.   Information
regarding this option can be obtained by calling 1-800-
908-9979.


                         HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of
their  Fund  shares at any time at the next  determined
net  asset  value.   See "Determination  of  Net  Asset
Value."   The  Corporation  normally  will  mail   your
redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, the Corporation may hold payment until investments which were made by check or telephone or pursuant to the Automatic Investment Plan have been collected.

      Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Corporation of the broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

Written Redemption

      For  most  redemption requests, an investor  need
only furnish a written, unconditional request to redeem
his  or  her shares at net asset value to the  Transfer
Agent:    Firstar  Trust  Company,  P.  O.   Box   701,
Milwaukee, Wisconsin 53201-0701.  Overnight mail should
be  sent  to AMquest Matrix Funds, Inc., Firstar  Trust
Company,  Mutual Fund Services, Third Floor,  615  East
Michigan  Street, Milwaukee, Wisconsin 53202.  Requests
for redemption must (i) be signed exactly as the shares
are  registered, including the signature of each owner,
and  (ii) specify the number of shares or dollar amount
to  be  redeemed.  Redemption proceeds made by  written
redemption  request may also be wired to  a  commercial
bank   that   you  have  authorized  on  your   account
application.  The Transfer Agent will charge  a  $10.00
service fee for wire transactions.

Telephone Redemption

      You  may  redeem shares by telephone if you  have
checked  the appropriate box and supplied the necessary
information  on the shareholder application.   Proceeds
redeemed by telephone will be mailed or wired  only  to
an
investor's address or bank of record as shown on the
records  of the Transfer Agent.  To effect a  telephone
redemption,   you   may   call   1-800-908-9979.    The
Corporation  reserves the right to refuse  any  request
made by telephone and may limit the amount involved  or
the  number of telephone redemptions. Once you place  a
telephone redemption request, it cannot be cancelled or
modified.   Neither the Corporation  nor  its  Transfer
Agent  will  be  responsible for  the  authenticity  of
redemption    instructions   received   by   telephone.
Accordingly,  the  investor bears  the  risk  of  loss.
However, the Corporation will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.    These  procedures  may  include   recording
telephonic    transactions    and    sending    written
confirmation of such transactions to investors.  If the
Corporation or its Transfer Agent fails to employ  such
procedures,  the  Corporation may  be  liable  for  any
losses  due to unauthorized or fraudulent instructions.
Shareholders  may experience difficulty in implementing
a   telephone  redemption  during  periods  of  drastic
economic  or market changes.  If an investor is  unable
to  contact the Transfer Agent by telephone, shares may
also  be  redeemed by delivering the redemption request
to  the  Transfer Agent in person or by  mail.   If  in
person or by overnight mail, deliver such request to AMquest Matrix Funds, Inc., Firstar Trust Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street, Milwaukee, Wisconsin 53202; if by regular mail, such request may be sent to Firstar Trust Company, P.
O. Box 701, Milwaukee, Wisconsin 53201-0701.

Special Situations

      If  you  are  acting  as an attorney-in-fact  for
another  person,  or as a trustee or  on  behalf  of  a
corporation, additional documentation may  be  required
in  order  to effect a redemption.  Questions regarding
such  circumstances  may be directed  to  the  Transfer
Agent  by  calling  1-800-908-9979.  In  addition,  the
Corporation  requires  a signature  guarantee  for  all
authorized owners of an account: (i) when you submit  a
written redemption request for more than $25,000;  (ii)
when  you add the telephone redemption option  to  your
existing  account; (iii) if you transfer  ownership  of
your  account to another individual or entity; and (iv)
if  you  request redemption proceeds to be sent  to  an
address  other  than the address that appears  on  your
account.   A  signature guarantee may be obtained  from
any  eligible guarantor institution, as defined by  the
SEC.    These   institutions  include   banks,   saving
associations,  credit  unions,  brokerage  firms,   and
others. Please note that a notary public stamp or seal is not acceptable.

      Your account may be terminated by the Corporation on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $1,000.
Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.


                  EXCHANGE PRIVILEGE

Fund to Fund Exchange

      You may exchange your shares in a Fund for shares
in  any  other Fund of the Corporation at any  time  by
written  request or by telephone exchange if  you  have
authorized    this   privilege   in   the   shareholder
application.   The value of the shares to be  exchanged
and the price of the shares being purchased will be the
net  asset  value  next  determined  after  receipt  of
instructions for exchange.  No sales charge is  imposed
on  exchanges between Funds; however, a $5 service  fee
will be charged for each telephone exchange request (no
charge  is  imposed  with respect to  written  exchange
requests).   Exchange requests should be  directed  to:
Firstar   Trust  Company,  P.O.  Box  701,   Milwaukee,
Wisconsin  53201-0701.  For exchange requests delivered
in  person  or  by  overnight mail, please  deliver  to
AMquest  Matrix  Funds,  Inc., Firstar  Trust  Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street,  Milwaukee,  Wisconsin  53202.   To  effect   a
telephone   exchange,  you  may  call   1-800-908-9979.
Exchange   requests  may  be  subject  to  limitations,
including  those  relating to frequency,  that  may  be
established  from  time to time  to  ensure  that  such
exchanges are not disadvantageous to the Funds or their
investors.   The  Corporation  reserves  the  right  to
modify  or  terminate the exchange  privilege  upon  60
days'  written notice to each shareholder prior to  the
modification   or  termination  taking   effect.    The
exchange privilege is only available in states where the securities are registered.

Money Market Exchange

      As a service to our shareholders, the Corporation
has  established a program whereby our shareholders can
exchange  shares of any one of the Funds for shares  of
the  Portico  Money Market Fund (the  "Portico  Fund").
The Portico Fund is a no-load money market fund managed
by  an  affiliate  of  Firstar.  The  Portico  Fund  is
unrelated  to  the  Corporation or any  of  the  Funds.
However, the Distributor, which is an affiliate of  the
Corporation, may be compensated by the Portico Fund for
servicing  and related services provided in  connection
with exchanges made by shareholders of the Funds.  This
exchange privilege is a convenient way to buy shares in
a  money market fund in order to respond to changes  in
your  goals or in market conditions.  Before exchanging
into  the  Portico  Fund, please  read  the  applicable
prospectus, which may be obtained by calling 1-800-908-
9979.   As noted above, there is no charge for  written
exchange  requests.  Firstar will,  however,  charge  a
$5.00  fee  for  each  exchange  transaction  that   is
executed via the telephone.

      An exchange from one Fund to another, including the Portico Fund, is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.


                   DISTRIBUTION PLAN

      The  Corporation, on behalf of each of the Funds,
has  adopted  a plan pursuant to Rule 12b-1  under  the
1940  Act  (the  "Plan"), which allows it  to  pay  the
Distributor a distribution fee of up to 0.25%  of  each
Fund's  average daily net assets computed on an  annual
basis.  Under the terms of the Plan, the Distributor is
authorized  to, in turn, pay all or a portion  of  this
fee to any securities dealer, financial institution  or
any   other   person  (the  "Recipient")  who   renders
assistance  in distributing or promoting  the  sale  of
Fund  shares pursuant to a written agreement (the "Rule
12b-1  Related Agreement").  To the extent such fee  is
not  paid to such persons, the Distributor may use  the
fee  for  its  own  distribution expenses  incurred  in
connection with the sale of Fund shares, although it is
the  Distributor's current intention to pay out all  or
most of the fee.  A form of the 12b-1 Related Agreement
referred  to  above has been approved by a majority  of
the  Board of Directors of the Corporation, and of  the
members  of the Board who are not "interested  persons"
of  the Corporation as defined in the 1940 Act and  who
have  no direct or indirect financial interest  in  the
operation  of  the Plan or any related agreements  (the
"Disinterested    Directors")    voting     separately.
Accordingly,  the  Distributor  may  enter  into  12b-1
Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

      Payment  of the distribution fee is  to  be  made
quarterly,  within  30  days after  the  close  of  the
quarter  for  which  the  fee  is  payable,  upon   the
Distributor forwarding to the Board of Directors of the Corporation a written report of all amounts expensed pursuant to the Plan; provided, however, that the aggregate payments by a Fund under the Plan to the Distributor and all Recipients may not exceed 0.25% (on an annualized basis) of the Fund's average net assets for that quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent quarters that relate to expenses incurred in prior quarters.

      From time to time, the Distributor may engage  in
activities which jointly promote the sale of shares  of
one or more of the Funds, the costs of which may not be
readily  identifiable  as  related  to  any  one  Fund.
Generally,   the   expenses   attributable   to   joint
distribution activities will be allocated among each Fund on the basis of its respective net assets, although the Board of Directors may allocate expenses in any other manner it deems fair and equitable.

      The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated with respect to any Fund at any time, without penalty, by vote of a majority of the outstanding voting securities of such Fund, or by vote of a majority of Disinterested
Directors (on not more than sixty (60) days' written notice in the case of the Rule 12b-1 Related Agreement only).


            INDIVIDUAL RETIREMENT ACCOUNTS

      The Funds offer through Firstar Trust Company, in
its  capacity  as  Custodian, an Individual  Retirement
Account    ("IRA")   for   adoption   by   individuals.
Individuals  under age 70 1/2 who receive  compensation
or  earned income may contribute money to an IRA.   You
are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to an IRA.
Individuals who are covered by existing retirement plans, or have spouses covered by such plans, and whose income exceed certain amounts, are not permitted to deduct their IRA contributions for income tax purposes.
However, whether or not an individual's contributions are deductible, the earnings in his or her IRA are not taxed until the account is distributed.

      A  complete description of the IRA, as well as  a
description  of  the applicable service  fees,  may  be
obtained  by calling 1-800-908-9979 or writing  to  the
Corporation at P.O. Box 701, Milwaukee, Wisconsin 53201-
0701.   Please  note  that  early  withdrawals  from  a
retirement plan may result in adverse tax consequences.


    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

      The  Corporation intends to qualify for treatment
as a "Regulated Investment Company" under Subchapter  M
of  the Internal Revenue Code of 1986, as amended  (the
"IRC"),  and, if so qualified, will not be  liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed on a timely basis.

      For  federal  income tax purposes, all  dividends
paid  by  the  Funds and distributions of net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital  gain.   The  capital gain  holding  period  is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares in the Fund.  Investors are informed annually as
to  the  amount and nature of all dividends and capital
gains  paid during the prior year.  Such capital  gains
and  dividends  may also be subject to state  or  local
taxes.   If you are not required to pay taxes  on  your
income, you are generally not required to pay federal income taxes on the amounts distributed to you.

      Dividends for the Income, Total Return and Growth
Funds  are  usually distributed monthly, quarterly  and
annually in December, respectively, and capital  gains,
if  any,  are usually distributed at least annually  in
December.    When  a  dividend  or  capital   gain   is
distributed, a Fund's net asset value decreases by  the
amount  of the payment.  If you purchase shares shortly
before  a  distribution, you will be subject to  income
taxes  on  the distribution, even though the  value  of
your  investment (plus cash received, if  any)  remains
the    same.    All   dividends   and   capital   gains
distributions  will  automatically  be  reinvested   in
additional Fund shares at the then prevailing net asset
value  unless  an investor specifically  requests  that
either  dividends or capital gains or both be  paid  in
cash.   The  election to receive dividends or  reinvest
them may be changed by writing to the Fund at P.O.  Box
701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

      If  you do not furnish the Corporation with  your
correct    social   security   number    or    employer
identification number, the Corporation is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                  FUND PERFORMANCE

      The  Funds  may from time to time  compare  their
respective   investment  results  to  various   passive
indices or other mutual funds and cite such comparisons
in  reports  to  shareholders,  sales  literature,  and
advertisements.   The  results  may  be  calculated  on
several bases, including yield, average annual total return, total return, and cumulative total return.
Each of these figures, which reflect the deduction of the 4.50% maximum initial sales charge, is based upon historical results and does not represent the future performance of a Fund.

     Yield is an annualized figure, which means that it
is  assumed that a Fund generates the same level of net
investment  income over a one-year  period.   A  Fund's
yield is a measure of the net investment incurred per share earned by the Fund over a specific one-month period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period.

      Average  annual  total return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments  in a  Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Fund's performance over a stated period of time.

DIRECTORS

Richard D. Brace
Donald A. Taylor, Jr.
James R. Harrison
John F. Newsholme
Robert A. DeFruscio

OFFICERS

Richard D. Brace, President
Donald A. Taylor, Jr., Treasurer and Secretary

INVESTMENT ADVISER

AMquest Advisers, Inc.
4901 NW 17th Way, Suite 407
Fort Lauderdale, Florida  33309

SUBADVISER

Tocqueville Asset Management L.P.
1675 Broadway
New York, New York  10019

CUSTODIAN, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND-
DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
100 E. Wisconsin Avenue
Milwaukee, WI  53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

                 APPENDIX - RATINGS



Ratings of Fixed Income Securities:


                  Moody's       Standard &
                  Investors     Poor's
                  Service, Inc. Corporation   Definition

 Long-Term        Aaa           AAA           Highest quality
                  Aa            AA            High quality
                  A             A             Upper medium grade
                  Baa           BBB           Medium grade
                  Ba            BB            Low grade
                  B             B             Speculative
                  Caa, Ca, C    CCC, CC, C    Submarginal
                  D             D             Probably in default

                  Moody's                       S&P

 Short-Term       MIG1/VMIG1  Best quality      SP-1+  Very strong quality
                  MIG2/VMIG2  High quality      SP-1   Strong quality
                  MIG3/VMIG3  Favorable grade   SP-2   Satisfactory grade
                  MIG4/VMIG4  Adequate quality
                  SG  Speculative grade         SP-3   Speculative grade

 Commercial Paper P-1  Superior quality         A-1+   Extremely strong quality
                                                A-1    Strong quality
                  P-2  Strong quality           A-2    Satisfactory quality
                  P-3  Acceptable quality       A-3    Adequate quality
                                                B      Speculative quality
                  Not Prime                     C      Doubtful quality

Additional descriptions of ratings are included in the SAI.